Other Receivables and Other Current Assets (Details) - Schedule of Other Receivables and Other Current Assets - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Schedule of Other Receivables and Other Current Assets [Abstract]
Deposits put down on the car	$ 876,231	$ 935,573
Excess input VAT credits	39,702	48,589
Prepaid expense	601,960
Cash advance to employee	82,838	55,600
Total	$ 1,600,731	$ 1,039,762